CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 7,653,566	$ 3,286,713	$ 2,615,805
Short-term investments, restricted	53,356	53,257	53,248
Accounts and other receivable, net	2,371,189	3,926,681	1,733,742
Inventory	731,533	1,111,507	1,170,097
Prepaid expenses and other current assets	1,979,463	1,258,282	737,445
Deferred costs, current portion	433,314	316,551	136,436
Total current assets	13,222,421	9,952,991	6,446,773
Property and equipment, net	869,112	919,469	2,440,081
Deferred costs	1,342,976	482,349	180,783
Intangible assets, net	33,677,371	33,768,954	34,135,287
Goodwill	1,128,517	1,128,517	1,128,517
Total assets	50,240,397	46,252,280	44,331,441
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	7,940,540	8,018,672	2,812,371
Deferred revenues, current portion	470,009	740,990	0
Note payable, current portion	0	1,800,000	0
Total current liabilities	8,410,549	10,559,662	2,812,371
Notes payable	2,100,000	3,620,593	2,100,000
Convertible debt	75,252	202,658	462,815
Deferred revenues	1,341,258	1,441,852	0
Derivative and other liabilities	12,781,414	3,615,521	952,344
Total liabilities	24,708,473	19,440,286	6,327,530
Commitments and contingencies
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	500,000	0
Stockholders' equity
Common Stock Value	12,042	10,626	9,381
Common stock issuable	432,100	432,100	489,100
Additional paid-in capital	121,449,271	117,097,844	108,485,646
Accumulated deficit	(96,861,489)	(91,228,576)	(70,980,216)
Total stockholders' equity	25,031,924	26,311,994	38,003,911
Total liabilities and stockholders' equity	$ 50,240,397	$ 46,252,280	$ 44,331,441